Note 19 - Equity Incentive Plan - Summary of Information About Stock Options (Details) - Stock Options and Stock Appreciation Rights [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Options Outstanding, Number of outstanding (in shares) | shares	414,778
Options Exercisable, Number exercisable (in shares) | shares	167,918
Aggregate intrinsic value | $	$ 5,275
Aggregate intrinsic value | $	$ 3,658
Price Range 1 [Member]
Lower limit (in dollars per share)	$ 32.81
Options Outstanding, Number of outstanding (in shares) | shares	132,266
Upper limit (in dollars per share)	$ 51.00
Options Outstanding, Weighted average exercise price (in dollars per share)	$ 41.55
Options Outstanding, Weighted average remaining contractual term (Year)	4 years
Options Exercisable, Number exercisable (in shares) | shares	123,166
Options Exercisable, Weighted average exercise price (in dollars per share)	$ 41.33
Options Exercisable, Weighted average remaining contractual term (Year)	3 years 11 months 15 days
Price Range 2 [Member]
Lower limit (in dollars per share)	$ 51.25
Options Outstanding, Number of outstanding (in shares) | shares	282,512
Upper limit (in dollars per share)	$ 66.70
Options Outstanding, Weighted average exercise price (in dollars per share)	$ 61.49
Options Outstanding, Weighted average remaining contractual term (Year)	8 years 5 months 23 days
Options Exercisable, Number exercisable (in shares) | shares	44,752
Options Exercisable, Weighted average exercise price (in dollars per share)	$ 59.09
Options Exercisable, Weighted average remaining contractual term (Year)	7 years